Repurchase Agreements and Securities Lending Transactions Accounted for as Secured Borrowings (Gross Amounts of Liabilities by Class of Underlying Collateral) (Parenthetical) (Detail) - JPY (¥)
¥ in Billions
	Sep. 30, 2017	Mar. 31, 2017
Transfer of Certain Financial Assets Accounted for as Secured Borrowings [Line Items]
Amounts exceeded the gross amounts recognized in offsetting of financial assets and financial liabilities	¥ 1,627	¥ 985